Stock-Based Compensation (Information About Stock Options Outstanding) (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Total Options	Dec. 31, 2011 Exercisable Stock Options	Dec. 31, 2011 Exercise Price Range, $ 2.00 - $ 2.46 Year		Dec. 31, 2011 Exercise Price Range, $ 5.30 - $ 7.80 Year		Dec. 31, 2011 Exercise Price Range, $ 9.10 - $ 14.18 Year		Dec. 31, 2011 Range, $ 14.92 - $ 19.50 Year		Dec. 31, 2011 Range, $ 19.67 - $ 34.13 Year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit						$ 2.00		$ 5.30		$ 9.10		$ 14.92		$ 19.67
Exercise price range, upper limit						$ 2.46		$ 7.80		$ 14.18		$ 19.50		$ 34.13
Total outstanding shares	7,965					1,386	[1]	2,189		1,839		1,798		753
Outstanding, average life (years)						7.08	[1],[2]	4.01	[2]	7.99	[2]	1.51	[2]	3.27	[2]
Average exercise price						$ 2.45	[1]	$ 7.78		$ 14.13		$ 18.81		$ 27.78
Exercisable, shares						791	[1]	1,371		486		1,789		701
Exercisable, average exercise price						$ 2.45	[1]	$ 7.78		$ 14.09		$ 18.82		$ 28.07
Total outstanding, average exercise price	$ 12.70	$ 13.23	$ 14.05
Total exercisable, shares	5,138
Total exercisable, average exercise price	$ 14.17
Aggregate intrinsic value				$ 6	$ 3

[1]	These shares have an aggregate intrinsic value for total options and exercisable options of $6 million and $3 million, respectively.
[2]	Average contractual life remaining in years.